ACQUISITIONS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
The following investments were accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
Brazil Wind Portfolio
On March 3, 2023, the company, together with its institutional partners, completed the acquisition of 100% interest in a 136 MW portfolio of wind assets in Brazil. The total purchase price of this acquisition was $95 million (approximately $21 million net to the company), comprising of closing consideration, including working capital and closing adjustments of $90 million (approximately $20 million net to the Company) plus $5 million of deferred consideration (approximately $1 million net to the Company). The company holds an approximately 22.5% economic interest. The total transaction costs related to the acquisition were less than $1 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the Brazil Wind Portfolio would have been $24 million for the year ending December 31, 2023.
U.S. Renewable Portfolio
On October 25 2023, the company, together with its institutional partners, completed the acquisition of a 100% interest in a fully integrated developer and operator of renewable power assets in the United States with 5,900 MW of operating and under construction assets, with a 6,100 MW development pipeline for $1,083 million (approximately $308 million net to the company) $565 million (approximately $161 million net to the company) plus $518 million of deferred consideration (approximately $147 million net to the company). Total fair value of net assets acquired, net of non-controlling interest was $1,453 million. The total transaction costs related to the acquisition were $6 million (approximately $2 million net to the Company) and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Distributed Generation Portfolio would have been $401 million for the year ended December 31, 2023.
Brazil Wind Portfolio
On November 6, 2023, the company, together with its institutional partners, completed the acquisition of a 100% interest in a 60 MW portfolio of operating wind assets in Brazil for total consideration of R$113 million ($23 million) ( R$25 million ($5 million) net to the company) and have been classified under Other in the consolidated statement of income (loss). The company holds an approximately 22.5% economic interest. The total transaction costs related to the acquisition were less than $1 million. If the acquisition had taken place at the beginning of the year, the revenue from the Brazil Wind Portfolio would have been $9 million for the year ended December 31, 2023.
The purchase price allocations, at fair value, as at December 31, 2023, with respect to the acquisitions are as follows:

(MILLIONS)	Brazil Wind Portfolio	U.S. Renewable Portfolio(1)	Brazil Wind Portfolio(1)	Total
Cash and cash equivalents	$10	$88	$1	$99
Restricted cash	—	111	—	111
Trade receivables and other current assets	9	127	4	140
Property, plant and equipment	130	3,937	40	4,107
Financial instruments assets	—	38	—	38
Equity accounted investments	—	36	—	36
Other non-current assets	19	54	5	78
Accounts payable and accrued liabilities	(22)	(88)	(2)	(112)
Current portion of non-recourse borrowings	(4)	(187)	(2)	(193)
Financial instruments liabilities	—	(1,037)	—	(1,037)
Non-recourse borrowings	(45)	(905)	(17)	(967)
Deferred tax liabilities	—	(29)	—	(29)
Provisions	(2)	(219)	—	(221)
Other long-term liabilities	—	(130)	(6)	(136)
Fair value of net assets acquired	95	1,796	23	1,914
Non-controlling interests	—	(343)	—	(343)
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$95	$1,453	$23	$1,571
(1)The purchase price allocation is preliminary as at December 31, 2023. Brookfield Renewable is currently assessing the fair value of Property, plant and equipment, Financial instruments, Provisions and Deferred tax, Non-recourse borrowings, Other long-term liabilities and Goodwill for the purchase price allocation and expect to finalize the balances in 2024 within the one year measurement period. Refer to Note 7 - Other income for more details.

Completed in 2022
The following investments were accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
California Resources Corporation
On August 3, 2022, the company, together with its institutional partners, formed a joint venture with California Resources Corporation (“CRC”) to establish a Carbon Management Business that will develop carbon capture and storage in California. The company, together with its institutional partners, has committed to invest up to $500 million to fund the development of identified carbon capture and storage projects in California. This includes an initial investment of approximately $137 million, of which $48 million was deployed during the year ended December 31, 2022, which includes a put option that offers strong downside protection at a pre-determined rate of return. The company holds an approximate 10% economic interest.